PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2015
PREMISES AND EQUIPMENT [Abstract]
Schedule of Premises and Equipment

	2015	2014
	(Dollars in Thousands)

Land and improvements	$246	$246
Buildings and improvements	2,162	2,153
Furniture, fixtures, and equipment	1,185	1,088
	3,593	3,487
Less accumulated depreciation	2,963	2,872
Total	$630	$615